CASH FLOW INFORMATION (Schedule of cash flow information) (Details) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
CASH FLOW INFORMATION [Abstract]
Interest paid, net of capitalized interest of $24,659 (2013), $4,056 (2012) and $44,108 (2011)	$ 427,278	$ 541,301	$ 658,004
Income taxes paid	$ 637,382	$ 259,061	$ 333,380